UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2023

Date of reporting period:	November 1, 2022 – April 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Short Duration Bond Fund

Semiannual report
4 | 30 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PARTX

Putnam
Short Duration Bond
Fund

Semiannual report
4 | 30 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

June 14, 2023

Dear Fellow Shareholder:

Stocks and bonds have generally advanced since the start of the year despite market ups and downs. Inflation has fallen but remains a concern for the Federal Reserve. U.S. interest rates have risen to their highest level since 2007, which is putting pressure on corporate earnings and causing stress in the banking system.

Fortunately, a strong pulse of innovation in the broader economy is gaining investor attention. International markets are becoming increasingly dynamic, in part because China’s economy is reopening after years of pandemic-related restrictions.

While remaining alert to market risks, your investment team is finding new and attractive opportunities across sectors, industries, and global markets. This report offers an update about their efforts in managing your fund.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Allocations are shown as a percentage of the fund’s net assets as of 4/30/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

2 Short Duration Bond Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/22	0.62%	0.82%	1.37%	0.87%	0.37%	0.37%
Annualized expense ratio for the
six-month period ended 4/30/23	0.62%	0.82%	1.37%	0.87%	0.37%	0.37%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/22 to 4/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.13	$4.14	$6.91	$4.39	$1.87	$1.87
Ending value (after expenses)	$1,038.00	$1,037.00	$1,034.10	$1,036.50	$1,039.10	$1,039.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Short Duration Bond Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/23, use the following calculation method. To find the value of your investment on 11/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.11	$4.11	$6.85	$4.36	$1.86	$1.86
Ending value (after expenses)	$1,021.72	$1,020.73	$1,018.00	$1,020.48	$1,022.96	$1,022.96

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

4 Short Duration Bond Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of April 30, 2023, Putnam employees had approximately $467,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Short Duration Bond Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Short Duration Bond Fund

The fund’s portfolio 4/30/23 (Unaudited)

CORPORATE BONDS AND NOTES (65.4%)*	Principal amount	Value
Banking (18.4%)
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	$22,600,000	$19,881,924
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	31,536,558
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	21,565,000	21,272,552
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	7,434,000	6,865,260
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,464,915
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,208,331
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	14,230,571
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,426,177
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,869,543
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	9,466,054
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	10,817,348
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,604,054
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	2,785,000	2,691,006
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	14,188,000	12,126,525
Credit Suisse Group AG company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,139,250
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	5,500,000	4,675,000
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	10,000,000	8,768,473
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,546,047
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	3,997,198
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	6,888,652
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	12,868,000	12,822,010
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,611,127
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,584,153
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,179,292
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	6,042,000	6,017,088
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	17,720,760
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	2,041,787
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,784,929
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,507,911
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	5,165,000	5,087,133
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,366,013
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,643,000
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	5,643,000	5,520,106
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	928,532
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,212,005
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,832,068
		269,333,352

Short Duration Bond Fund 7

CORPORATE BONDS AND NOTES (65.4%)* cont.	Principal amount	Value
Basic materials (3.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	$1,690,000	$1,710,702
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	857,000	860,234
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	871,179
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,375,348
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,271,281
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	3,948,359
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	7,875,153
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,267,854
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	8,020,832
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	885,216
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,690,314
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,450,000
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,133,413
		55,359,885
Capital goods (3.1%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	5,000	4,889
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	9,876,047
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	89,000	80,878
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	6,000,000	6,000,000
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,790,999
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,066,758
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	2,550,000	2,470,898
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,630,881
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	6,994,283
		44,915,633
Communication services (5.5%)
American Tower Corp. sr. unsec. notes 1.60%, 4/15/26	8,806,000	8,010,900
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	4,403,000	4,080,802
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	9,547,000	8,756,292
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,207,862
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,435,879
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,192,284
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (ICE LIBOR USD 3 Month + 1.65%), 6.949%, 2/1/24	1,373,000	1,378,625

8 Short Duration Bond Fund

CORPORATE BONDS AND NOTES (65.4%)* cont.	Principal amount	Value
Communication services cont.
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	$10,126,000	$10,001,520
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	2,497,000	2,434,231
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24 R	6,840,000	6,663,762
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	718,000	670,583
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25 R	6,000,000	5,447,454
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,330,867
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,169,801
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	9,460,727
		80,241,589
Consumer cyclicals (5.0%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,570,504
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,510,232
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	7,864,028
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	5,280,000	4,734,016
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	712,918
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,321,263
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	9,870,000	9,777,174
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,797,709
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,196,696
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,075,884
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.35%, 6/8/27	9,440,000	9,300,666
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,319,567
		73,180,657
Consumer finance (4.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	14,000,000	12,553,018
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	5,850,000	5,814,123
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	8,500,000	7,981,413
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,429,158
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,364,161
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,860,600
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,422,468
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.05%, 3/8/24	6,327,000	6,085,130
		61,510,071

Short Duration Bond Fund 9

CORPORATE BONDS AND NOTES (65.4%)* cont.	Principal amount	Value
Consumer staples (3.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	$9,275,000	$8,198,734
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,842,631
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,856,770
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	5,991,479
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.35%, 3/22/26	1,365,000	1,401,354
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	2,000,000	2,071,375
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,383,541
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,344,105
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	8,947,468
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	7,500,000	7,667,288
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	2,500,000	2,482,964
		48,187,709
Energy (0.7%)
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	1,674,000	1,500,532
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	2,735,000	2,727,650
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,000,102
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	4,248,000	4,109,349
		10,337,633
Financial (1.0%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,569,446
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	9,911,201
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,888,980
		14,369,627
Health care (4.1%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24	10,937,000	10,558,595
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,541,441
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	2,018,932
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,837,934
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	314,000	288,474
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	5,543,000	5,057,318
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,109,296
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,244,140
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,085,985
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,448,000	1,408,640

10 Short Duration Bond Fund

CORPORATE BONDS AND NOTES (65.4%)* cont.	Principal amount	Value
Health care cont.
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	$8,477,000	$8,096,400
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,895,985
		60,143,140
Insurance (2.0%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,456,050
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	2,999,617
Corebridge Financial, Inc. 144A sr. unsec. notes 3.65%, 4/5/27	6,415,000	6,055,847
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,116,589
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,827,987
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,593,812
		29,049,902
Investment banking/Brokerage (4.8%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	8,880,000	7,754,366
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,453,211
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	7,358,735
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	6,750,000	6,041,517
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,432,360
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,035,946
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,591,094
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,119,000	4,067,534
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,639,789
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,609,318
		69,983,870
Real estate (0.3%)
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	2,339,000	2,255,708
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26 R	1,410,000	1,341,297
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	876,000	818,753
		4,415,758
Technology (4.5%)
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	5,891,461
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	7,691,000	7,232,445
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,144,702
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,480,751
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	4,600,000	4,463,851
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	5,137,000	5,130,799

Short Duration Bond Fund 11

CORPORATE BONDS AND NOTES (65.4%)* cont.	Principal amount	Value
Technology cont.
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	$1,600,000	$1,584,742
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	2,883,296
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,205,973
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,122,012
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000,000	9,391,160
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,491,418
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,535,851
		66,558,461
Transportation (0.6%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,500,200
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,246,578
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,800,076
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,245,766
		9,792,620
Utilities and power (4.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,438,695
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,104,128
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,645,158
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,881,081
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	475,173
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,720,641
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	390,892
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	3,925,046
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	166,082
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	5,805,464
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	912,752
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.15%, 7/15/27	3,500,000	3,403,750
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,391,646
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	2,220,000	2,256,910
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,788,196
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,804,930
Pacific Gas and Electric Co. sr. notes 3.25%, 2/16/24	5,000,000	4,894,380
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,742,995
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,029,799
		60,777,718
Total corporate bonds and notes (cost $1,027,975,177)		$958,157,625

12 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (18.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$12,369	$12,866
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,752	4,707
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,541	4,319
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	10,176	9,762
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	5,225	5,141
		36,795
Commercial mortgage-backed securities (10.3%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.789%, 12/18/37 (Cayman Islands)	1,630,736	1,583,444
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (ICE LIBOR USD 1 Month + 1.20%), 6.148%, 6/15/36	2,345,000	2,281,156
AREIT Trust 144A
FRB Ser. 20-CRE4, Class C, 7.973%, 4/15/37	4,133,883	4,011,933
FRB Ser. 19-CRE3, Class A, 6.016%, 9/14/36	230,866	225,675
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49 W	13,839	—
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.908%, 11/15/54 W	53,300,161	1,384,370
FRB Ser. 17-BNK8, Class XA, IO, 0.849%, 11/15/50 W	25,807,630	684,160
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 6.309%, 1/18/36 (Cayman Islands)	3,538,000	3,328,200
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (ICE LIBOR USD 1 Month + 1.35%), 6.309%, 12/16/36 (Cayman Islands)	3,957,000	3,862,823
FRB Ser. 21-FL9, Class A, (ICE LIBOR USD 1 Month + 1.07%), 6.029%, 11/16/38 (Cayman Islands)	1,560,000	1,506,352
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.499%, 8/10/49 W	7,894,873	256,740
FRB Ser. 17-CD6, Class XA, IO, 1.016%, 11/13/50 W	17,729,041	465,524
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.767%, 5/10/58 W	28,284,489	1,020,790
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	152,737	136,654
Citigroup Commercial Mortgage Trust FRB Ser. 14-GC19, Class GC19, 5.257%, 3/11/47 W	1,191,000	1,164,458
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47 W	2,888,000	2,709,629
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.477%, 12/10/44 W	332,000	284,590
FRB Ser. 13-CR11, Class B, 5.263%, 8/10/50 W	5,161,000	5,094,535
FRB Ser. 13-CR13, Class C, 5.037%, 11/10/46 W	6,422,000	6,097,579
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47 W	1,040,000	907,366
FRB Ser. 15-CR25, Class B, 4.668%, 8/10/48 W	3,315,000	3,135,593
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,457,000	2,354,128
FRB Ser. 14-LC15, Class XA, IO, 1.209%, 4/10/47 W	14,984,639	85,419
FRB Ser. 13-LC13, Class XA, IO, 1.125%, 8/10/46 W	2,921,853	1,560
FRB Ser. 14-CR20, Class XA, IO, 1.077%, 11/10/47 W	50,625,000	481,950

Short Duration Bond Fund 13

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 15-CR26, Class XA, IO, 1.046%, 10/10/48 W	$39,420,449	$653,630
FRB Ser. 15-LC21, Class XA, IO, 0.797%, 7/10/48 W	62,756,939	693,960
FRB Ser. 14-CR14, Class XA, IO, 0.651%, 2/10/47 W	26,835,354	56,507
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46 W	348,806	319,897
FRB Ser. 13-CR9, Class AM, 4.61%, 7/10/45 W	1,028,155	1,024,904
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41 W	497,986	139,436
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.95%, 4/15/50 W	44,009,038	428,261
FRB Ser. 18-CX12, Class XA, IO, 0.723%, 8/15/51 W	184,078,418	5,552,799
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.831%, 12/15/49 W	67,202,815	1,283,910
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.539%, 8/10/44 W	3,249,459	3,174,715
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.666%, 9/25/27 W	36,816,638	2,130,579
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.481%, 3/25/27 W	17,882,000	819,685
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 1.009%, 6/25/26 W	31,393,455	423,906
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.834%, 9/25/27 W	48,130,683	1,298,340
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.749%, 10/25/26 W	66,405,482	1,128,561
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	380,996,561	589,783
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	3,070,762	2,947,555
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.223%, 1/10/47 W	748,000	471,771
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47 W	451,000	402,122
FRB Ser. 13-GC12, Class XA, IO, 1.192%, 6/10/46 W	474,351	5
FRB Ser. 14-GC24, Class XA, IO, 0.827%, 9/10/47 W	86,432,246	605,120
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.568%, 8/10/43 W	1,563,000	1,230,827
FRB Ser. 11-GC5, Class B, 5.298%, 8/10/44 W	3,315,000	2,676,177
Ser. 10-C1, Class B, 5.148%, 8/10/43	308,845	306,292
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.341%, 11/15/45 W	2,525,000	2,415,102
FRB Ser. 14-C19, Class C, 4.801%, 4/15/47 W	2,024,000	1,920,309
FRB Ser. 13-C12, Class C, 4.204%, 7/15/45 W	4,088,000	3,764,613
FRB Ser. 15-C31, Class XA, IO, 0.967%, 8/15/48 W	13,771,375	213,247
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.341%, 11/15/45 W	5,100,000	4,739,015
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	532,000	416,928
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	1,671,853	1,611,234
FRB Ser. 12-LC9, Class D, 3.902%, 12/15/47 W	173,000	160,354

14 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39 W	$94,429	$39,664
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.301%, 4/20/48 W	722,282	690,155
MF1 Multifamily Housing Mortgage Loan, LLC 144A FRB Ser. 22-FL10, Class A, (CME Term SOFR 1 Month + 2.64%), 7.552%, 9/17/37	2,020,000	2,025,085
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C13, Class B, 4.901%, 11/15/46 W	2,813,000	2,706,584
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,636,691
FRB Ser. 13-C9, Class C, 4.068%, 5/15/46 W	3,168,000	2,606,020
FRB Ser. 14-C17, Class XA, IO, 1.184%, 8/15/47 W	4,512,671	26,580
FRB Ser. 15-C26, Class XA, IO, 1.111%, 10/15/48 W	47,150,959	673,033
FRB Ser. 17-C34, Class XA, IO, 0.912%, 11/15/52 W	234,424,413	5,971,704
FRB Ser. 16-C32, Class XA, IO, 0.795%, 12/15/49 W	93,996,040	1,787,711
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.767%, 8/15/45 W	6,424,000	5,790,717
FRB Ser. 13-C9, Class D, 4.156%, 5/15/46 W	1,837,000	1,518,731
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46 W	8,920,542	83
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 1.00%, 12/15/51 W	61,401,898	2,155,158
FRB Ser. 16-UB12, Class XA, IO, 0.789%, 12/15/49 W	26,222,615	492,605
FRB Ser. 18-L1, Class XA, IO, 0.662%, 10/15/51 W	78,099,426	1,593,072
PFP, Ltd. 144A FRB Ser. 22-9, Class A, 7.155%, 8/19/35 (Bermuda)	2,323,000	2,276,540
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.924%, 1/25/37	1,751,000	1,725,041
FRB Ser. 21-FL6, Class B, 6.62%, 7/25/36	2,612,000	2,478,204
FRB Ser. 22-FL8, Class A, 6.474%, 1/25/37	1,851,564	1,821,813
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.156%, 12/15/50 W	11,057,888	386,087
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.843%, 5/10/63 W	279,000	12,555
FRB Ser. 12-C2, Class XA, IO, 0.664%, 5/10/63 W	2,095,364	89
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.409%, 6/16/36	4,199,000	4,010,045
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.452%, 11/15/48 W	197,331	125
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.426%, 7/15/46 W	898,000	673,500
FRB Ser. 16-BNK1, Class XA, IO, 1.856%, 8/15/49 W	21,961,783	927,316
FRB Ser. 19-C50, Class XA, IO, 1.578%, 5/15/52 W	31,751,310	1,869,949
FRB Ser. 17-C41, Class XA, IO, 1.303%, 11/15/50 W	20,458,256	824,548
FRB Ser. 18-C48, Class XA, IO, 1.109%, 1/15/52 W	20,016,773	798,197
FRB Ser. 16-C37, Class XA, IO, 0.953%, 12/15/49 W	5,695,602	118,847
FRB Ser. 18-C44, Class XA, IO, 0.873%, 5/15/51 W	66,252,199	1,906,858
FRB Ser. 15-LC20, Class XB, IO, 0.621%, 4/15/50 W	10,567,000	88,657
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.426%, 7/15/46 W	763,000	270,903

Short Duration Bond Fund 15

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47 W	$1,086,000	$1,011,900
FRB Ser. 12-C10, Class C, 4.473%, 12/15/45 W	267,000	192,257
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	601,000	588,884
Ser. 12-C10, Class AS, 3.241%, 12/15/45	1,161,168	1,096,810
FRB Ser. 14-C22, Class XA, IO, 0.929%, 9/15/57 W	23,610,618	173,089
FRB Ser. 14-C23, Class XA, IO, 0.695%, 10/15/57 W	68,206,427	388,279
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.191%, 3/15/46 W	6,641,000	6,455,844
Ser. 11-C4, Class D, 4.991%, 6/15/44 W	2,130,000	1,797,744
Ser. 11-C4, Class E, 4.991%, 6/15/44 W	40,000	29,201
		151,301,047
Residential mortgage-backed securities (non-agency) (8.4%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65 W	718,273	659,878
Ser. 21-5, Class A2, 1.208%, 7/25/66 W	4,153,883	3,717,725
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	621,243	587,459
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	165,349	152,658
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.62%, 9/25/45	93,893	84,928
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.215%, 9/25/31 (Bermuda)	1,139,000	1,117,133
BRAVO Residential Funding Trust 144A
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60 W	265,924	250,195
Ser. 21-B, Class A1, 2.115%, 4/1/69	3,474,230	3,255,545
Ser. 21-C, Class A1, 1.62%, 3/1/61	4,428,899	4,034,839
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	3,766,000	3,327,649
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36 W	5,000,000	4,573,849
Cascade Funding Mortgage Trust, LLC 144A
Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,712,000	1,622,017
Ser. 21-HB5, Class M2, 1.847%, 2/25/31 W	2,500,000	2,418,878
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.429%, 5/25/35 W	70,274	67,744
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65 W	63,061	61,169
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (ICE LIBOR USD 1 Month + 0.62%), 5.64%, 4/25/35	81,510	68,345
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60 W	614,622	601,235
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 8.02%, 11/25/28	600,000	611,175
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.72%, 11/25/28 (Bermuda)	247,773	248,463

16 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.72%, 4/25/28	$5,738,904	$6,037,011
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.72%, 3/25/28	283,819	294,660
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.27%, 11/25/23	1,030,423	1,048,456
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (ICE LIBOR USD 1 Month + 2.35%), 7.37%, 4/25/30	323,185	327,225
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.615%, 10/25/50	144,808	147,203
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.465%, 7/25/42	2,440,922	2,465,331
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.42%, 2/25/47	12,672,699	12,662,465
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.115%, 8/25/42	94,780	95,352
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 7.07%, 7/25/49	91,057	91,218
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.015%, 5/25/42	1,352,229	1,362,371
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 6.97%, 10/25/49	5,146	5,157
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.965%, 9/25/42	103,066	103,583
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.915%, 3/25/42	14,286	14,303
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.915%, 10/25/33	750,000	729,375
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.815%, 4/25/42	471,668	473,130
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 2/25/47	5,633,625	5,568,934
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.815%, 1/25/42	262,720	258,412
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.665%, 9/25/41	116,972	113,572
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.615%, 10/25/41	1,211,895	1,204,266
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M1, (US 30 Day Average SOFR + 0.75%), 5.565%, 10/25/33	1,862,876	1,851,321
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.97%, 8/25/28	53,321	56,844
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.77%, 8/25/28	2,750	2,963
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.92%, 10/25/28	135,204	143,178
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.72%, 4/25/28	4,301,994	4,591,893

Short Duration Bond Fund 17

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.32%, 10/25/28	$563,934	$599,984
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 10.27%, 10/25/23	1,106,753	1,128,118
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 10.02%, 11/25/24	153,787	155,315
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.92%, 11/25/24	711,118	746,712
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.42%, 1/25/24	44,708	45,522
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.32%, 2/25/25	75,894	78,574
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 9.02%, 5/25/25	69,451	72,383
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.92%, 7/25/24	487,889	496,527
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.82%, 2/25/30	177,000	178,850
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 7.62%, 5/25/24	843,670	855,550
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.37%, 1/25/31	786,698	792,599
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.774%, 6/25/42	662,355	674,425
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.565%, 5/25/42	152,395	155,299
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.47%, 7/25/31	76,850	77,042
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.42%, 4/25/31	18,423	18,469
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.365%, 7/25/42	310,746	315,126
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.324%, 9/25/42	3,245,903	3,271,838
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.32%, 8/25/31	10,662	10,662
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 11/25/39	520,259	519,302
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 9/25/31	6,729	6,729
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.10%), 7.12%, 10/25/39	92,878	92,994
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.915%, 3/25/42	915,893	921,698
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.815%, 3/25/42	2,055,787	2,063,394
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.815%, 12/25/41	2,346,994	2,329,391
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.665%, 12/25/41	26,235	25,970

18 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (ICE LIBOR USD 1 Month + 0.16%), 5.18%, 11/25/36	$487,924	$477,103
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60 W	2,035,146	1,819,395
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,241,287	1,152,802
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60 W	420,702	374,909
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.38%, 5/25/36	463,473	118,266
Home Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (ICE LIBOR USD 1 Month + 1.55%), 6.57%, 7/25/33 (Bermuda)	2,087,579	2,082,180
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56 W	1,956,011	1,624,031
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	3,410,824	3,479,882
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	3,873,979	3,582,589
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	1,912,974	1,779,046
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	3,127,569	2,858,881
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,246,436
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49 W	805,429	737,910
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.919%, 8/26/47 W	893,434	866,924
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.92%, 1/25/48	202,138	196,330
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59 W	1,886,586	1,734,338
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59 W	740,799	679,980
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,500,000	1,466,627
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 6.57%, 7/25/28 (Bermuda)	222,141	222,192
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48 W	197,098	183,987
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 6.07%, 10/25/34	118,566	114,517
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 8.22%, 2/25/29 (Bermuda)	1,570,000	1,579,639
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59 W	161,010	157,646
Ser. 21-1R, Class A1, 0.859%, 1/25/65 W	214,590	196,533
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26 W	2,039,000	1,916,660
Starwood Mortgage Residential Trust 144A Ser. 19-INV1, Class A2, 2.865%, 9/27/49 W	1,105,901	1,095,658
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.87%, 5/25/47	393,468	321,925
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	1,850,000	1,776,701

Short Duration Bond Fund 19

MORTGAGE-BACKED SECURITIES (18.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	$358,255	$341,822
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59 W	959,913	913,554
		122,840,043
Total mortgage-backed securities (cost $296,218,909)		$274,177,885

COLLATERALIZED LOAN OBLIGATIONS (2.2%)*	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.36%, 4/15/34 (Cayman Islands)	$2,517,000	$2,442,789
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.45%, 7/20/34 (Cayman Islands)	1,948,000	1,916,405
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	3,604,000	3,487,129
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	2,091,000	2,043,873
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	3,000,000	2,954,610
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-9A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 1/20/33 (Cayman Islands)	2,500,000	2,463,638
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/31 (Cayman Islands)	2,950,000	2,895,626
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	2,850,000	2,768,043
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.55%, 1/15/35 (Cayman Islands)	1,655,000	1,599,677
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 7/20/32 (Cayman Islands)	3,424,000	3,357,811
Octagon Investment Partners 44, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 6.44%, 10/15/34 (Cayman Islands)	1,265,000	1,235,241
Saranac CLO VII, Ltd. 144A FRB Ser. 17-2A, Class BR, (ICE LIBOR USD 3 Month + 1.75%), 6.665%, 11/20/29 (Jersey)	1,000,000	986,909
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.242%, 4/13/31 (Cayman Islands)	1,495,208	1,473,761
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 7/15/34 (Cayman Islands)	1,195,000	1,154,443
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	2,150,000	2,110,922
Total collateralized loan obligations (cost $33,085,070)		$32,890,877

ASSET-BACKED SECURITIES (1.1%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,144,885	$1,133,436
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (ICE LIBOR USD 1 Month + 0.85%), 5.87%, 11/25/55	2,828,000	2,761,483
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.77%, 5/7/24	4,617,600	4,518,308

20 Short Duration Bond Fund

ASSET-BACKED SECURITIES (1.1%)* cont.	Principal amount	Value
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 6.27%, 7/25/51 (Ireland)	$531,142	$518,476
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.214%, 5/29/23	7,541,000	7,541,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.62%, 1/25/46	85,713	85,112
Total asset-backed securities (cost $16,676,960)		$16,557,815

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27 [i]	$106,000	$99,753
Total U.S. treasury obligations (cost $99,753)		$99,753

SHORT-TERM INVESTMENTS (11.8%)*		Principal amount/ shares	Value
American Electric Power Co., Inc. commercial paper 5.309%, 5/11/23		$3,750,000	$3,743,110
American Honda Finance Corp. commercial paper 5.250%, 5/22/23		5,000,000	4,983,077
Autonation, Inc. commercial paper 5.402%, 5/1/23		5,000,000	4,997,796
Aviation Capital Group, LLC commercial paper 5.503%, 5/1/23		6,500,000	6,497,234
Baker Hughes Holdings, LLC commercial paper 5.174%, 5/15/23		2,500,000	2,493,974
Cabot Corp. commercial paper 5.065%, 5/10/23		4,375,000	4,367,673
Conagra Brands, Inc. commercial paper 5.302%, 5/1/23		4,210,000	4,208,120
Daimler Truck Finance North America, LLC commercial paper 5.274%, 5/4/23		5,000,000	4,995,600
Dollar General Corp. commercial paper 5.064%, 5/9/23		3,500,000	3,494,580
Energy Transfer LP commercial paper 5.503%, 5/1/23		9,000,000	8,996,033
FMC Corp. commercial paper 5.503%, 5/1/23		10,000,000	9,995,563
Haleon UK Capital PLC commercial paper 5.876%, 5/9/23 (United Kingdom)		2,500,000	2,496,136
Humana, Inc. commercial paper 5.679%, 5/1/23		2,500,000	2,498,899
Humana, Inc. commercial paper 5.479%, 5/22/23		2,500,000	2,491,043
Humana, Inc. commercial paper 5.324%, 5/25/23		2,500,000	2,489,899
Marriott International, Inc./MD commercial paper 5.095%, 5/8/23		4,625,000	4,618,251
Ovintiv, Inc. commercial paper 5.810%, 5/9/23		3,000,000	2,995,079
PPG Industries, Inc. commercial paper 5.226%, 5/10/23		5,000,000	4,991,627
Protective Life Corp. commercial paper 5.222%, 5/10/23		2,500,000	2,495,723
Putnam Short Term Investment Fund Class P 4.98% L	Shares	49,342,167	49,342,167
Societe Generale SA commercial paper 5.806%, 11/13/23 (France)		$5,300,000	5,136,781
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% P	Shares	360,000	360,000
Suncor Energy, Inc. commercial paper 5.424%, 5/3/23 (Canada)		$2,500,000	2,498,255
Suncor Energy, Inc. commercial paper 5.354%, 5/11/23 (Canada)		2,500,000	2,495,407
Targa Resources Corp. commercial paper 5.503%, 5/1/23		7,500,000	7,497,069
Toronto-Dominion Bank (The) commercial paper 3.702%, 7/3/23 (Canada)		5,000,000	4,954,304
U.S. Treasury Bills 4.640%, 5/11/23		700,000	699,188
U.S. Treasury Bills 4.735%, 5/2/23 ∆		1,400,000	1,399,838
U.S. Treasury Bills 4.607%, 5/23/23 ∆		3,600,000	3,590,843

Short Duration Bond Fund 21

SHORT-TERM INVESTMENTS (11.8%)* cont.	Principal amount/ shares	Value
Westpac Banking Corp. commercial paper 4.690%, 9/13/23 (Australia)	$6,125,000	$6,003,050
WRKCo., Inc. commercial paper 5.164%, 5/2/23	5,000,000	4,997,208
Total short-term investments (cost $172,903,183)		$172,823,527

TOTAL INVESTMENTS
Total investments (cost $1,546,959,052)	$1,454,707,482

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,465,553,607.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $408,229 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

22 Short Duration Bond Fund

Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$603,996,000	$3,666,256 E	$(3,460,937)	6/21/25	US SOFR — Annually	4.20% — Annually	$205,319
261,404,000	6,759,907 E	5,556,516	6/21/28	3.80% — Annually	US SOFR — Annually	(1,203,392)
Total		$2,095,579	$(998,073)
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$2,939	$24,607	$5,091	5/11/63	300 bp — Monthly	$(2,140)
CMBX NA BBB−.6 Index	BB/P	5,604	53,220	11,011	5/11/63	300 bp — Monthly	(5,380)
CMBX NA BBB−.6 Index	BB/P	11,483	106,440	22,022	5/11/63	300 bp — Monthly	(10,487)
CMBX NA BBB−.6 Index	BB/P	10,944	109,873	22,733	5/11/63	300 bp — Monthly	(11,734)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B+/P	16,784	78,925	32,849	5/11/63	500 bp — Monthly	(15,999)
CMBX NA BB.7 Index	B-/P	1,123	22,000	9,112	1/17/47	500 bp — Monthly	(7,971)
Credit Suisse International
CMBX NA BBB−.7 Index	BB−/P	38,436	520,000	105,768	1/17/47	300 bp — Monthly	(67,072)
Goldman Sachs International
CMBX NA A.7 Index	BBB+/P	1,714	34,000	2,652	1/17/47	200 bp — Monthly	(926)
JPMorgan Securities LLC
CMBX NA BB.6 Index	B+/P	22,651	29,681	12,353	5/11/63	500 bp — Monthly	10,323
CMBX NA BB.7 Index	B-/P	627,248	1,281,000	530,590	1/17/47	500 bp — Monthly	97,726
Merrill Lynch International
CMBX NA BBB−.6 Index	BB/P	269	572	118	5/11/63	300 bp — Monthly	151

Short Duration Bond Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA A.7 Index	BBB+/P	$(6)	$6,000	$468	1/17/47	200 bp — Monthly	$(472)
CMBX NA BB.6 Index	B+/P	9,332	25,634	10,669	5/11/63	500 bp — Monthly	(1,316)
CMBX NA BB.6 Index	B+/P	18,481	50,593	21,057	5/11/63	500 bp — Monthly	(2,534)
Upfront premium received		767,008		Unrealized appreciation		108,200
Upfront premium (paid)		(6)		Unrealized (depreciation)		(126,031)
Total		$767,002		Total		$(17,831)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(297)	$40,000	$3,120	1/17/47	(200 bp) — Monthly	$2,810
CMBX NA BBB−.6 Index	(9,679)	86,983	17,997	5/11/63	(300 bp) — Monthly	8,274
Credit Suisse International
CMBX NA BB.7 Index	(52,019)	282,000	116,804	1/17/47	(500 bp) — Monthly	64,550
CMBX NA BB.7 Index	(42,273)	257,000	106,449	1/17/47	(500 bp) — Monthly	63,962
CMBX NA BB.7 Index	(3,989)	152,453	63,451	5/11/63	(500 bp) — Monthly	59,335
CMBX NA BBB−.6 Index	(42,991)	207,729	42,979	5/11/63	(300 bp) — Monthly	(116)
Goldman Sachs International
CMBX NA BB.6 Index	(4,910)	32,379	13,476	5/11/63	(500 bp) — Monthly	8,539
CMBX NA BB.7 Index	(15,401)	94,000	38,935	1/17/47	(500 bp) — Monthly	23,455
CMBX NA BB.7 Index	(5,685)	28,000	11,598	1/17/47	(500 bp) — Monthly	5,889
CMBX NA BB.7 Index	(4,086)	27,000	11,183	1/17/47	(500 bp) — Monthly	7,075
CMBX NA BBB−.7 Index	(8,458)	104,000	21,154	1/17/47	(300 bp) — Monthly	12,644

24 Short Duration Bond Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.7 Index	$(135)	$2,000	$407	1/17/47	(300 bp) — Monthly	$271
CMBX NA BBB−.7 Index	(69)	1,000	203	1/17/47	(300 bp) — Monthly	134
CMBX NA BBB−.7 Index	(68)	1,000	203	1/17/47	(300 bp) — Monthly	135
JPMorgan Securities LLC
CMBX NA BBB−.7 Index	(96,488)	411,000	83,597	1/17/47	(300 bp) — Monthly	(13,096)
Merrill Lynch International
CMBX NA BB.7 Index	(58,463)	337,000	139,585	1/17/47	(500 bp) — Monthly	80,841
CMBX NA BBB−.7 Index	(82)	1,000	203	1/17/47	(300 bp) — Monthly	121
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(24,622)	122,000	50,532	1/17/47	(500 bp) — Monthly	25,809
CMBX NA BB.7 Index	(15,619)	81,000	33,550	1/17/47	(500 bp) — Monthly	17,864
CMBX NA BB.7 Index	(15,083)	75,000	31,065	1/17/47	(500 bp) — Monthly	15,920
Upfront premium received	—		Unrealized appreciation		397,628
Upfront premium (paid)	(400,417)		Unrealized (depreciation)		(13,212)
Total	$(400,417)		Total		$384,416
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Short Duration Bond Fund 25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$16,557,815	$—
Collateralized loan obligations	—	32,890,877	—
Corporate bonds and notes	—	958,157,625	—
Mortgage-backed securities	—	274,177,885	—
U.S. treasury obligations	—	99,753	—
Short-term investments	360,000	172,463,527	—
Totals by level	$360,000	$1,454,347,482	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(3,093,652)	$—
Credit default contracts	—	—	—
Totals by level	$—	$(3,093,652)	$—

The accompanying notes are an integral part of these financial statements.

26 Short Duration Bond Fund

Statement of assets and liabilities 4/30/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,497,616,885)	$1,405,365,315
Affiliated issuers (identified cost $49,342,167) (Note 5)	49,342,167
Interest and other receivables	9,618,359
Receivable for shares of the fund sold	1,480,871
Receivable for investments sold	125
Receivable for variation margin on centrally cleared swap contracts (Note 1)	409,347
Unrealized appreciation on OTC swap contracts (Note 1)	505,828
Premium paid on OTC swap contracts (Note 1)	400,423
Deposits with broker (Note 1)	4,934,483
Total assets	1,472,056,918

LIABILITIES
Payable to custodian	121,092
Payable for investments purchased	134
Payable for shares of the fund repurchased	3,027,484
Payable for compensation of Manager (Note 2)	1,003,402
Payable for Trustee compensation and expenses (Note 2)	36,961
Payable for distribution fees (Note 2)	130,818
Payable for variation margin on centrally cleared swap contracts (Note 1)	668,495
Distributions payable to shareholders	148,595
Unrealized depreciation on OTC swap contracts (Note 1)	139,243
Premium received on OTC swap contracts (Note 1)	767,008
Collateral on certain derivative contracts, at value (Notes 1 and 8)	459,753
Other accrued expenses	326
Total liabilities	6,503,311

Net assets	$1,465,553,607

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,594,010,038
Total distributable earnings (Note 1)	(128,456,431)
Total — Representing net assets applicable to capital shares outstanding	$1,465,553,607

(Continued on next page)

Short Duration Bond Fund 27

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($559,053,644 divided by 57,977,752 shares)	$9.64
Offering price per class A share (100/97.75 of $9.64)*	$9.86
Net asset value and offering price per class B share ($309,380 divided by 32,129 shares)**	$9.63
Net asset value and offering price per class C share ($18,508,631 divided by 1,924,528 shares)**	$9.62
Net asset value, offering price and redemption price per class R share
($504,641 divided by 52,067 shares)	$9.69
Net asset value, offering price and redemption price per class R6 share
($7,069,616 divided by 730,158 shares)	$9.68
Net asset value, offering price and redemption price per class Y share
($880,107,695 divided by 91,135,118 shares)	$9.66

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

28 Short Duration Bond Fund

Statement of operations Six months ended 4/30/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,344,868 from investments in affiliated issuers) (Note 5)	$26,007,440
Total investment income	26,007,440

EXPENSES
Compensation of Manager (Note 2)	2,865,692
Distribution fees (Note 2)	872,400
Other	1,927
Total expenses	3,740,019
Expense reduction (Note 2)	(5,755)
Net expenses	3,734,264

Net investment income	22,273,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(7,296,241)
Swap contracts (Note 1)	(4,023,497)
Total net realized loss	(11,319,738)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	48,971,692
Swap contracts	32,599
Total change in net unrealized appreciation	49,004,291

Net gain on investments	37,684,553

Net increase in net assets resulting from operations	$59,957,729

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund 29

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/23*	Year ended 10/31/22
Operations
Net investment income	$22,273,176	$37,908,181
Net realized loss on investments	(11,319,738)	(23,924,414)
Change in net unrealized appreciation (depreciation)
of investments	49,004,291	(134,564,793)
Net increase (decrease) in net assets resulting
from operations	59,957,729	(120,581,026)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,880,271)	(17,117,946)
Class B	(4,527)	(7,527)
Class C	(201,393)	(227,584)
Class R	(10,327)	(13,572)
Class R6	(95,309)	(112,354)
Class Y	(14,075,069)	(18,756,024)
Net realized short-term gain on investments
Class A	—	(518,878)
Class B	—	(259)
Class C	—	(11,751)
Class R	—	(462)
Class R6	—	(2,478)
Class Y	—	(432,008)
From net realized long-term gain on investments
Class A	—	(1,037,757)
Class B	—	(518)
Class C	—	(23,502)
Class R	—	(923)
Class R6	—	(4,956)
Class Y	—	(864,016)
Decrease from capital share transactions (Note 4)	(328,031,742)	(583,127,361)
Total decrease in net assets	(291,340,909)	(742,840,902)

NET ASSETS
Beginning of period	1,756,894,516	2,499,735,418
End of period	$1,465,553,607	$1,756,894,516

* Unaudited.

The accompanying notes are an integral part of these financial statements.

30 Short Duration Bond Fund

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Short Duration Bond Fund 31

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	return of	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	investments	operations	income	investments	capital	distributions	of period	value (%)[a]	(in thousands)	(%)[b]	net assets (%)	(%)
Class A
April 30, 2023**	$9.42	.13	.23	.36	(.14)	—	—	(.14)	$9.64	3.80*	$559,054	.31*	1.36*	7*
October 31, 2022	10.18	.17	(.76)	(.59)	(.16)	(.01)	—	(.17)	9.42	(5.79)	729,336.62		1.70	26
October 31, 2021	10.21	.16	(.03)	.13	(.16)	—	—	(.16)	10.18	1.27	1,383,392.62		1.52	24
October 31, 2020	10.15	.20	.06	.26	(.20)	—	—	(.20)	10.21	2.61	1,208,656.62		1.89	19
October 31, 2019	10.01	.28[c]	.19	.47	(.32)	—	(.01)	(.33)	10.15	4.78	612,829.62		2.75	18
October 31, 2018	10.15	.27[c]	(.09)	.18	(.32)	—	—	(.32)	10.01	1.80	105,367.65		2.67	386[d]
Class B
April 30, 2023**	$9.41	.12	.23	.35	(.13)	—	—	(.13)	$9.63	3.70*	$309	.41*	1.24*	7*
October 31, 2022	10.17	.15	(.76)	(.61)	(.14)	(.01)	—	(.15)	9.41	(5.98)	389.82		1.50	26
October 31, 2021	10.20	.14	(.03)	.11	(.14)	—	—	(.14)	10.17	1.07	717.82		1.34	24
October 31, 2020	10.14	.18	.06	.24	(.18)	—	—	(.18)	10.20	2.41	1,327.82		1.70	19
October 31, 2019	10.00	.26[c]	.19	.45	(.30)	—	(.01)	(.31)	10.14	4.55	909.82		2.62	18
October 31, 2018	10.10	.25[c]	(.08)	.17	(.27)	—	—	(.27)	10.00	1.71	711.85		2.46	386[d]
Class C
April 30, 2023**	$9.40	.10	.22	.32	(.10)	—	—	(.10)	$9.62	3.41*	$18,509	.68*	.98*	7*
October 31, 2022	10.16	.10	(.76)	(.66)	(.09)	(.01)	—	(.10)	9.40	(6.51)	20,267	1.37	.97	26
October 31, 2021	10.18	.08	(.02)	.06	(.08)	—	—	(.08)	10.16	.61	29,701	1.37	.77	24
October 31, 2020	10.12	.12	.06	.18	(.12)	—	—	(.12)	10.18	1.85	30,751	1.37	1.17	19
October 31, 2019	9.98	.21[c]	.18	.39	(.24)	—	(.01)	(.25)	10.12	4.00	20,930	1.37	2.08	18
October 31, 2018	10.06	.19[c]	(.08)	.11	(.19)	—	—	(.19)	9.98	1.09	12,518	1.40	1.92	386[d]
Class R
April 30, 2023**	$9.47	.12	.22	.34	(.12)	—	—	(.12)	$9.69	3.65*	$505	.43*	1.22*	7*
October 31, 2022	10.24	.15	(.77)	(.62)	(.14)	(.01)	—	(.15)	9.47	(6.08)	864.87		1.47	26
October 31, 2021	10.26	.13	(.02)	.11	(.13)	—	—	(.13)	10.24	1.12	1,265.87		1.26	24
October 31, 2020	10.20	.17	.07	.24	(.18)	—	—	(.18)	10.26	2.35	1,167.87		1.63	19
October 31, 2019	10.06	.27[c]	.17	.44	(.29)	—	(.01)	(.30)	10.20	4.49	426.87		2.64	18
October 31, 2018	10.19	.24[c]	(.08)	.16	(.29)	—	—	(.29)	10.06	1.58	341.90		2.41	386[d]
Class R6
April 30, 2023**	$9.46	.14	.23	.37	(.15)	—	—	(.15)	$9.68	3.91*	$7,070	.18*	1.49*	7*
October 31, 2022	10.22	.20	(.76)	(.56)	(.19)	(.01)	—	(.20)	9.46	(5.52)	5,403.37		2.00	26
October 31, 2021	10.25	.18	(.02)	.16	(.19)	—	—	(.19)	10.22	1.52	6,941.37		1.78	24
October 31, 2020	10.19	.22	.07	.29	(.23)	—	—	(.23)	10.25	2.86	8,496.37		2.14	19
October 31, 2019	10.05	.29[c]	.20	.49	(.34)	—	(.01)	(.35)	10.19	5.01	4,326.37		2.87	18
October 31, 2018	10.21	.30[c]	(.09)	.21	(.37)	—	—	(.37)	10.05	2.08	635.40		2.94	386[d]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

32 Short Duration Bond Fund	Short Duration Bond Fund 33

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From						expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	return of	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	investments	operations	income	investments	capital	distributions	of period	value (%)[a]	(in thousands)	(%)[b]	net assets (%)	(%)
Class Y
April 30, 2023**	$9.44	.14	.23	.37	(.15)	—	—	(.15)	$9.66	3.92*	$880,108	.18*	1.48*	7*
October 31, 2022	10.20	.20	(.76)	(.56)	(.19)	(.01)	—	(.20)	9.44	(5.53)	1,000,635.37		2.01	26
October 31, 2021	10.23	.18	(.02)	.16	(.19)	—	—	(.19)	10.20	1.52	1,077,719.37		1.76	24
October 31, 2020	10.16	.22	.08	.30	(.23)	—	—	(.23)	10.23	2.97	768,824.37		2.11	19
October 31, 2019	10.02	.30[c]	.19	.49	(.34)	—	(.01)	(.35)	10.16	5.03	365,277.37		3.01	18
October 31, 2018	10.19	.30[c]	(.10)	.20	(.37)	—	—	(.37)	10.02	1.99	84,601.40		2.95	386[d]

Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before that date.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

34 Short Duration Bond Fund	Short Duration Bond Fund 35

Notes to financial statements 4/30/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2022 through April 30, 2023.

Putnam Short Duration Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital. The fund invests in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. The fund normally maintains an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes. The fund may invest in securities that are purchased in private placements, which may be illiquid because they are subject to restrictions on resale.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
0.75% on certain redemptions of shares
Class A	Up to 2.25%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	1.00% phased out over two years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

36 Short Duration Bond Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Short Duration Bond Fund 37

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $4,934,483 in a segregated account to cover margin requirements on open centrally cleared swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the

38 Short Duration Bond Fund

occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $539,986 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $408,229 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit

Short Duration Bond Fund 39

and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$12,234,019	$12,392,134	$24,626,153

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,545,714,936, resulting in gross unrealized appreciation and depreciation of $1,920,056 and $96,021,162, respectively, or net unrealized depreciation of $94,101,106.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.37% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.183% of the fund’s average net assets.

40 Short Duration Bond Fund

Putnam Management has contractually agreed, through February 28, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.20% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,755 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,301, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

Short Duration Bond Fund 41

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$774,511
Class B	1.00%	0.45%	765
Class C	1.00%	1.00%	95,155
Class R	1.00%	0.50%	1,969
Total			$872,400

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $4,149 from the sale of class A shares and received no monies and $54 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $32 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$94,268,390	$296,856,799
U.S. government securities (Long-term)	—	—
Total	$94,268,390	$296,856,799

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	5,962,780	$56,879,777	19,438,953	$192,407,730
Shares issued in connection with
reinvestment of distributions	912,251	8,724,474	1,881,411	18,461,125
	6,875,031	65,604,251	21,320,364	210,868,855
Shares repurchased	(26,299,897)	(250,782,809)	(79,769,628)	(782,726,377)
Net decrease	(19,424,866)	$(185,178,558)	(58,449,264)	$(571,857,522)

42 Short Duration Bond Fund

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,692	$46,305
Shares issued in connection with
reinvestment of distributions	472	4,511	827	8,099
	472	4,511	5,519	54,404
Shares repurchased	(9,682)	(92,227)	(34,705)	(341,919)
Net decrease	(9,210)	$(87,716)	(29,186)	$(287,515)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	219,070	$2,090,533	717,138	$7,111,907
Shares issued in connection with
reinvestment of distributions	21,009	200,395	26,808	261,699
	240,079	2,290,928	743,946	7,373,606
Shares repurchased	(472,163)	(4,491,257)	(1,511,821)	(14,802,535)
Net decrease	(232,084)	$(2,200,329)	(767,875)	$(7,428,929)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	5,739	$55,135	6,478	$62,738
Shares issued in connection with
reinvestment of distributions	1,074	10,322	1,516	14,930
	6,813	65,457	7,994	77,668
Shares repurchased	(46,023)	(442,595)	(40,332)	(402,661)
Net decrease	(39,210)	$(377,138)	(32,338)	$(324,993)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	224,425	$2,153,786	171,033	$1,684,472
Shares issued in connection with
reinvestment of distributions	9,451	90,809	12,185	119,653
	233,876	2,244,595	183,218	1,804,125
Shares repurchased	(74,770)	(717,496)	(291,053)	(2,897,736)
Net increase (decrease)	159,106	$1,527,099	(107,835)	$(1,093,611)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	20,163,766	$192,978,666	84,135,905	$826,104,630
Shares issued in connection with
reinvestment of distributions	1,458,435	13,971,106	2,033,760	19,912,743
	21,622,201	206,949,772	86,169,665	846,017,373
Shares repurchased	(36,515,517)	(348,664,872)	(85,807,350)	(848,152,164)
Net increase (decrease)	(14,893,316)	$(141,715,100)	362,315	$(2,134,791)

Short Duration Bond Fund 43

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/22	cost	proceeds	income	of 4/30/23
Short-term investments
Putnam Short Term
Investment Fund*	$98,133,483	$427,324,259	$476,115,575	$1,344,868	$49,342,167
Total Short-term
investments	$98,133,483	$427,324,259	$476,115,575	$1,344,868	$49,342,167

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

44 Short Duration Bond Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared interest rate swap contracts (notional)	$951,100,000
OTC credit default contracts (notional)	$4,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$784,833	Payables	$784,833
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	3,666,256*	Unrealized depreciation	6,759,908*
Total		$4,451,089		$7,544,741

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$(4,023,497)	$(4,023,497)
Total	$(4,023,497)	$(4,023,497)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$32,599	$32,599
Total	$32,599	$32,599

Short Duration Bond Fund 45

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$409,347	$—	$—	$—	$—	$—	$—	$409,347
OTC Credit default contracts - protection sold*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts - protection purchased*#	—	—	21,060	329,003	96,954	83,392	139,507	114,917	784,833
Total Assets	$—	$409,347	$21,060	$329,003	$96,954	$83,392	$139,507	$114,917	$1,194,180
Liabilities:
Centrally cleared interest rate swap contracts§	—	668,495	—	—	—	—	—	—	668,495
OTC Credit default contracts - protection sold*#	60,711	—	41,877	105,508	2,640	541,850	118	32,129	784,833
OTC Credit default contracts - protection purchased*#	—	—	—	—	—	—	—	—	—
Total Liabilities	$60,711	$668,495	$41,877	$105,508	$2,640	$541,850	$118	$32,129	$1,453,328
Total Financial and Derivative Net Assets	$(60,711)	$(259,148)	$(20,817)	$223,495	$94,314	$(458,458)	$139,389	$82,788	$(259,148)
Total collateral received (pledged)†##	$(31,907)	$—	$—	$223,495	$94,314	$(376,322)	$99,753	$—
Net amount	$(28,804)	$(259,148)	$(20,817)	$—	$—	$(82,136)	$39,636	$82,788
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$250,000	$110,000	$—	$99,753	$—	$459,753
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(31,907)	$—	$—	$—	$—	$(376,322)	$—	$—	$(408,229)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $4,934,483.

46 Short Duration Bond Fund	Short Duration Bond Fund 47

Note 9: Subsequent event

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. Therefore, the Board of Trustees of the Putnam Funds will be asked to approve a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable). If approved by the Board of Trustees, the new investment management contract will be presented to the shareholders of each Putnam Fund for their approval.

48 Short Duration Bond Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisors	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Short Duration Bond Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2023